Warrant Liability - Additional Information (Detail) - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jul. 10, 2020
Class of Warrant or Right [Line Items]
Warrants or rights term	5 years	5 years
Percentage Of The Market Value [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants percentage	115.00%	115.00%
Percentage Of The Newly Issued Price [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants percentage	115.00%	115.00%
Triggering Share Price One [Member]
Class of Warrant or Right [Line Items]
Share price	$ 18.00	$ 18.00	$ 18.00
Warrants redemption price	0.01	0.01
Triggering Share Price Two [Member]
Class of Warrant or Right [Line Items]
Share price	10.00	10.00	$ 10.00
Warrants redemption price	$ 0.10	$ 0.10
Common Class A [Member] | Percentage Of The Market Value [Member]
Class of Warrant or Right [Line Items]
Redemption trigger share price percentage	180.00%	180.00%
Common Class A [Member] | Percentage Of The Newly Issued Price [Member]
Class of Warrant or Right [Line Items]
Redemption trigger share price percentage	180.00%	180.00%
Common Class A [Member] | Founder Shares [Member] | Event Triggering Warrant Price Adjustment [Member]
Class of Warrant or Right [Line Items]
Sale of stock issue price per share	$ 9.20	$ 9.20
Percentage of the total gross proceeds from equity issuances for business combination	60.00%	60.00%
Volume weighted average trading price of ordinary shares	$ 9.20	$ 9.20